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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                           Pioneer Emerging Markets
                 SCHEDULE OF INVESTMENTS  8/31/06 (unaudited)

 Shares                                                              Value

              PREFERRED STOCKS- 3.1 %
              Materials - 0.5 %
              Steel - 0.5 %
  96,396      Cia Vale Do Rio Doce *                             $  1,810,177
              Total Materials                                    $  1,810,177
              Media - 0.9 %
              Broadcasting & Cable Television - 0.8 %
 331,426      Net Servicos de Comunicacao SA *                   $  2,974,336
              Total Media                                        $  2,974,336
              Banks - 1.1 %
              Diversified Banks - 1.1 %
 125,730      Banco Itau Holding Financeira                      $  3,799,449
              Total Banks                                        $  3,799,449
              Telecommunication Services - 0.6 %
              Integrated Telecommunication Services - 0.6 %
 153,894      Tele Norte Leste Participacoes  (A.D.R.) (b)       $  1,983,694
              Total Telecommunication Services                   $  1,983,694
              TOTAL PREFERRED STOCKS
              (Cost  $6,400,988)                                 $ 10,567,656
              COMMON STOCKS- 92.8 %
              Energy - 19.6 %
              Integrated Oil & Gas - 16.0 %
5,940,500     China Petroleum & Chemical                         $  3,517,257
 257,925      Gazprom  (A.D.R.)                                    12,148,268
  88,100      Lukoil Holding  (A.D.R.)                              7,365,160
  16,500      MOL Hungarian Oil and Gas Plc *                       1,672,661
 182,000      Petrobras Brasileiro (A.D.R.)                        14,672,840
4,361,500     PetroChina Co., Ltd.                                  4,893,546
  80,300      Repsol SA (A.D.R.) * (b)                              2,306,216
 139,100      Sasol Limited  (A.D.R.) * (b)                         4,868,500
  51,100      Surgutneftegaz (A.D.R.) * (b)                         3,717,780
                                                                 $ 55,162,228
              Oil & Gas Equipment And Services - 0.9 %
  88,500      Telecom Asia Corp., Public Co., Ltd. *             $  3,248,835
              Oil & Gas Exploration & Production - 1.0 %
3,950,400     CNOOC, Ltd.                                        $  3,446,372
              Oil & Gas Refining & Marketing - 1.7 %
 144,900      Polski Koncern Naftowy Orlen SA *                  $  2,418,739
  73,800      Reliance Industries, Ltd. (144A) *                    3,531,330
                                                                 $  5,950,069
              Total Energy                                       $ 67,807,504
              Materials - 10.7 %
              Construction Materials - 1.9 %
  14,900      Asia Cement Co., Ltd. *                            $    619,583
5,353,500     PT Indocement Tunggal Prakarsa Tbk *                  2,687,175
 526,900      Siam Cement Co., Ltd. *                               3,294,653
                                                                 $  6,601,411
              Diversified Metals & Mining - 2.7 %
  46,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  2,718,407
  28,900      MMC Norilsk Nickel *  (b)                             3,952,430
4,676,200     PT Aneka Tambang Tbk *                                2,770,678
                                                                 $  9,441,515
              Gold - 2.6 %
  68,400      Anglogold Ashanti, Ltd. (A.D.R.) *                 $  3,155,292
 279,900      IAMGOLD Corp. *                                       3,073,302
6,321,500     Zijin Mining Group Co., Ltd. *                        3,005,655
                                                                 $  9,234,249
              Precious Metals & Minerals - 2.0 %
  31,700      Anglo American Platinum Corp., Ltd.*               $  3,562,818
 120,800      Compania de Minas Buenaventura SA *                   3,376,360
                                                                 $  6,939,178
              Steel - 1.4 %
 266,700      Companhia Vale do Rio Doce (A.D.R.)                $  4,800,600
              Total Materials                                    $ 37,016,953
              Capital Goods - 11.8 %
              Aerospace & Defense - 0.8 %
 101,100      Elbit Systems, Ltd.                                $  2,905,508
              Construction & Engineering - 3.9 %
 692,400      Aveng, Ltd.                                        $  2,562,806
5,140,679     Continental Engineering Corp.                         2,717,955
 898,184      Empressa ICA Sociedad Controladora SA de CV *         3,043,716
  42,100      GS Engineering & Construction Corp. *                 2,864,025
  75,000      Kyeryong Construction Industrial Co., Ltd. *          2,354,655
                                                                 $ 13,543,157
              Construction & Farm Machinery & Heavy Trucks - 5.0 %
 160,300      Daewoo Heavy Industries & Machinery, Ltd. *        $  4,926,717
  50,970      Hyundai Heavy Industries *                            6,483,433
 243,800      Samsung Heavy Industries Co., Ltd. *                  5,796,808
                                                                 $ 17,206,958
              Industrial Conglomerates - 2.1 %
 136,100      BARLOWORLD *                                       $  2,548,468
 305,000      Keppel Corp.                                          2,908,087
 509,104      KOC Holding AS *                                      1,892,407
                                                                 $  7,348,962
              Total Capital Goods                                $ 41,004,585
              Transportation - 2.4 %
              Airlines - 0.8 %
  77,000      Gol-Linhas Aereas Inteligentes SA *                $  2,675,436
              Marine - 1.6 %
4,058,000     China Shipping Development Co., Ltd. *             $  3,617,514
 916,000      Malaysia International Shipping Bhd. *                2,104,636
                                                                 $  5,722,150
              Total Transportation                               $  8,397,586
              Automobiles & Components - 1.5 %
              Automobile Manufacturers - 1.5 %
  63,500      Hyundai Motor Co., Ltd.                            $  5,346,303
              Total Automobiles & Components                     $  5,346,303
              Consumer Durables & Apparel - 2.3 %
              Homebuilding - 0.8 %
 174,380      Cyrela Brazil Realty SA *                          $  3,028,277
              Household Appliances - 0.5 %
 261,520      Arcelik AS *                                       $  1,685,215
              Housewares & Specialties - 1.0 %
 148,000      Woongjin Coway Co., Ltd. *                         $  3,383,503
              Total Consumer Durables & Apparel                  $  8,096,995
              Consumer Services - 0.9 %
              Hotels, Resorts & Cruise Lines - 0.9 %
 115,600      Indian Hotels Co., Ltd. *                          $  3,219,487
              Total Consumer Services                            $  3,219,487
              Media - 2.4 %
              Broadcasting & Cable Television - 1.9 %
 172,024      Grupo Televisa SA (A.D.R.) *                       $  3,275,337
 582,300      Television Broadcasts, Ltd.                           3,305,297
                                                                 $  6,580,634
              Publishing - 0.5 %
 744,827      Hurriyet Gazetecilik ve Matbaacilik AS *           $  1,768,549
              Total Media                                        $  8,349,183
              Retailing - 4.0 %
              Apparel Retail - 1.5 %
 656,800      Edgars Consolidated Stores, Ltd. *                 $  2,524,444
 798,400      Truworths International, Ltd.*                        2,582,257
                                                                 $  5,106,701
              Department Stores - 1.8 %
  32,700      Hyundai Department Store Co., Ltd. *               $  2,532,051
  60,500      Lojas Renner SA *                                     3,680,769
                                                                 $  6,212,820
              Homefurnishing Retail - 0.7 %
 268,000      Ellerine Holdings, Ltd.                            $  2,487,186
              Total Retailing                                    $ 13,806,707
              Food & Drug Retailing - 2.0 %
              Food Retail - 0.7 %
1,245,000     President Chain Store Corp. *                      $  2,533,557
              Hypermarkets & Supercenters - 1.3 %
  66,800      Brasil Distr Pao Acu (A.D.R.) (b)                  $  1,841,008
 347,500      Massmart Holdings, Ltd.                               2,653,645
                                                                 $  4,494,653
              Total Food & Drug Retailing                        $  7,028,210
              Food Beverage & Tobacco - 3.4 %
              Packaged Foods & Meats - 1.7 %
  28,400      CJ Corp., *                                        $  2,980,325
 142,200      Tiger Brands, Ltd. *                                  3,003,675
                                                                 $  5,984,000
              Soft Drinks - 1.7 %
  60,900      Fomento Economico Mexicano SA de CV *              $  5,719,728
              Total Food Beverage & Tobacco                      $ 11,703,728
              Household & Personal Products - 1.7 %
              Personal Products - 1.7 %
 252,300      Natura Cosmeticos SA *                             $  3,225,206
  78,500      Oriflame Cosmetics SA (A.D.R.) *                      2,710,427
                                                                 $  5,935,633
              Total Household & Personal Products                $  5,935,633
              Pharmaceuticals & Biotechnology - 1.9 %
              Pharmaceuticals - 1.9 %
 185,600      Teva Pharmaceutical Industries, Ltd. * (b)         $  6,451,456
              Total Pharmaceuticals & Biotechnology              $  6,451,456
              Banks - 9.3 %
              Diversified Banks - 9.3 %
 116,304      Banco Bradesco SA (b)                              $  3,805,467
 128,600      Banco do Brasil SA *                                  2,895,748
 687,700      Bank Hapoalim, Ltd.                                   3,026,316
1,632,100     Bumiputra-Commerce Holdings Bhd. *                    2,840,056
  72,767      Hana Financial Holdings *                             3,135,359
  14,131      Kookmin Bank *                                        1,139,565
  66,400      Kookmin Bank (A.D.R.) *                               5,350,512
  78,600      Shinhan Financial Group Co., Ltd. *                   3,521,900
 247,086      Standard Bank Group, Ltd.                             2,663,041
 241,452      Turkiye Is Bankasi (Isbank) *                         1,391,903
  34,939      Uniao de Bancos Brasileiros S.A. (Unibanco) (G.D.R.   2,527,837
                                                                 $ 32,297,704
              Total Banks                                        $ 32,297,704
              Diversified Financials - 2.4 %
              Investment Banking & Brokerage - 0.9 %
  53,100      Samsung Securities Co., Ltd. *                     $  3,095,253
              Other Diversified Financial Services - 1.5 %
1,201,997     FirstRand, Ltd.*                                   $  2,997,450
3,052,000     Fubon Group *                                         2,272,348
                                                                 $  5,269,798
              Specialized Finance - 0.0 %
   7,380      Reliance Capital, Ltd.*                            $     73,794
              Total Diversified Financials                       $  8,438,845
              Insurance - 4.2 %
              Life & Health Insurance - 2.5 %
 159,475      Cathay Financial Holding Co., Ltd.,  (G.D.R.) (144A$  3,038,000
1,776,900     China Life Insurance Co., Ltd. *                      3,156,511
1,255,880     Sanlam, Ltd. *                                        2,634,983
                                                                 $  8,829,494
              Property & Casualty Insurance - 1.7 %
 839,450      Aksigorta AS *                                     $  3,064,286
  19,800      Samsung Fire & Marine Insurance *                     2,779,144
                                                                 $  5,843,430
              Total Insurance                                    $ 14,672,924
              Real Estate - 0.6 %
              Real Estate Management & Development - 0.6 %
8,021,900     Ayala Land, Inc. *                                 $  2,126,912
              Total Real Estate                                  $  2,126,912
              Software & Services - 1.2 %
              IT Consulting & Other Services - 1.2 %
 106,736      Infosys Technologies, Ltd. *                       $  4,176,312
              Total Software & Services                          $  4,176,312
              Technology Hardware & Equipment - 2.2 %
              Computer Hardware - 1.0 %
2,334,745     Quanta Computer, Inc. *                            $  3,343,724
              Computer Storage & Peripherals - 0.0 %
  17,000      LITE-ON IT Corp.                                   $     18,765
              Electronic Manufacturing Services - 1.2 %
 778,591      Hon Hai Precision Industry                         $  4,380,345
              Total Technology Hardware & Equipment              $  7,742,834
              Semiconductors - 1.7 %
              Semiconductors - 1.7 %
1,276,375     Taiwan Semiconductor Manufacturing Co. *           $  2,252,536
 400,000      Taiwan Semiconductor Manufacturing Co. (A.D.R.) *     3,724,000
                                                                 $  5,976,536
              Total Semiconductors                               $  5,976,536
              Telecommunication Services - 5.0 %
              Integrated Telecommunication Services - 0.6 %
  72,200      Brasil Telecom Participacoes SA                    $  2,180,440
              Wireless Telecommunication Services - 4.4 %
  81,400      Mobile Telesystems (A.D.R.)                        $  2,979,240
 359,500      MTN Group, Ltd. *                                     2,847,542
  67,600      Philippine Long Distance Telephone Co.,               2,534,829
 147,600      Reliance Communication Ventures, Ltd. *                 950,681
2,849,000     Taiwan Mobile Co., Ltd. *                             2,648,431
  60,500      Vimpel-Communications (A.D.R.) * (b)                  3,286,360
                                                                 $ 15,247,083
              Total Telecommunication Services                   $ 17,427,523
              Utilities - 1.2 %
              Electric Utilities - 0.0 %
  11,070      Reliance Energy, Ltd. *                            $    104,654
              Gas Utilities - 1.2 %
6,725,000     Panva Gas Holdings, Ltd. *                         $  3,017,325
   9,100      Samchully Co., Ltd. *                                   979,496
                                                                 $  3,996,821
              Indep Power Producer & Energy Traders - 0.0 %
 147,600      Reliance Natural Resources, Ltd. *                 $     63,176
              Total Utilities                                    $  4,164,651
              TOTAL COMMON STOCKS
              (Cost  $216,166,561)                               $ 321,188,571

              TEMPORARY CASH INVETSMENTS- 10.7 %
              Repurchase Agreement - 3.5 %
12,100,000    UBS Warburg, Inc., 5.17%, dated 8/31/06, repurchase$ 12,100,000
              Security Lending Collateral - 7.2%
24,874,783    Security Lending Collateral, 5.23%                 $ 24,874,783
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $36,974,783)                                $ 36,974,783
              TOTAL INVESTMENT IN SECURITIES - 106.6%
              (Cost  $259,542,332) (a)                           $ 358,163,354
              OTHER ASSETS AND LIABILITIES - (6.6)%              $ (22,689,774)
              TOTAL NET ASSETS - 100.0%                          $ 335,473,580

        (A.D.RAmerican Depositary Receipt
        (G.D.RGlobal Depositary Receipt
            *   Non-income producing security.

         144A Security is exempt from registration under Rule 144A of the Securiti

          (a) At August 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $259,542,332 was as follows:

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost    $   122,602,756

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value      (13,414,078)

              Net unrealized loss                                $ 109,188,678

          (b) At August 31, 2006, the following securities were out on loan:
 Shares                            Security                          Value
115,141       Banco Bradesco SA                                  $ 3,767,413
 56,807       Brasil Distr Pao Acu (A.D.R.)                        1,565,601
 28,611       MMC Norilsk Nickel *                                 3,833,874
  8,295       Vimpel-Communications (A.D.R.) *                       450,584
 29,390       Repsol SA (A.D.R.) *                                   844,081
 79,000       Sasol Limited  (A.D.R.) *                            2,765,000
 50,589       Surgutneftegaz (A.D.R.) *                            3,670,233
 50,700       Tele Norte Leste Participacoes  (A.D.R.)               653,523
 83,744       Teva Pharmaceutical Industries, Ltd. *               6,386,941
              Total                                              $ 23,937,250



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.